Share Capital - Additional Information (Detail)	3 Months Ended
Jan. 31, 2021
Disclosure of objectives, policies and processes for managing capital [line items]
Regulatory capital requirements, domestic Stability Buffer	1.00%
Basel III requirement [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Canada Domestic systemically important bank CET1 surcharge	1.00%
Bottom of range [member] | Basel III requirement [member]
Disclosure of objectives, policies and processes for managing capital [line items]
CET1 ratio	9.00%
Tier 1 capital ratio	10.50%
Total capital ratio	12.50%